Revenue and other operating income (Details) $ in Thousands		12 Months Ended
	Dec. 31, 2021 ship	Dec. 31, 2021 USD ($) ship	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers		$ 348,439	$ 1,097,608
Operating lease income		71,331	112,733
Total revenue		419,770	1,210,341	[1]	$ 914,711	[1]
Other operating income		$ 10,255	10,112	[1]	10,094	[1]
Number VLCCs | ship	3	18
Number of Suezmaxes | ship	5	7
Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers		$ 136,171	698,079
Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers		212,268	399,529
Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income		71,331	112,733
Equity-accounted investees
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers		2,879	9,205
Operating lease income		50,132	51,246
Total revenue		53,011	60,451		50,907
Other operating income		2,212	2,372		3,332
Equity-accounted investees | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers		(11)	(594)
Equity-accounted investees | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers		2,890	9,799
Equity-accounted investees | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income		50,132	51,246
Tankers | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers		351,318	1,106,813
Operating lease income		71,331	114,030
Total revenue		422,649	1,220,843		916,157
Other operating income		10,111	9,907		10,075
Tankers | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers		136,160	697,485
Tankers | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers		215,158	409,328
Tankers | Operating segments | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income		71,331	114,030
FSO | Operating segments
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers		0	0
Operating lease income		50,132	49,949
Total revenue		50,132	49,949		49,461
Other operating income		2,356	2,577		$ 3,351
FSO | Operating segments | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers		0	0
FSO | Operating segments | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue from contracts with customers		0	0
FSO | Operating segments | Time Charters
Disclosure Of Revenue Sources [Line Items]
Operating lease income		$ 50,132	$ 49,949

[1]	In order to improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised. Please refer to Note 1.6 for further details.